Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Major Transactions and Balances Amount with Related Parties

Major transactions and balances amount with related parties were as follows:

Transactions with related parties

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Purchases of storage and transportation service from an affiliated company	-	15,183	13,843
Purchases of inventories and services from an affiliated company	389	-	24,472

Balance amounts with related parties

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due from a founder of the Group	13,050	-
Amounts due from affiliated companies	1,320	60
	14,370	60
Amounts due to an affiliated company	11,814	13,967